Plant and Equipment	6 Months Ended
Jun. 30, 2026
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
4	PLANT AND EQUIPMENT

	As of December 31, 2025 (Audited)	Addition	Written off	Adjustment	As of June 30, 2026 (Unaudited)
At cost	RM	RM	RM	RM	RM
Computer and Software	348,437	13,913	(100,230)	(164)	261,956
Motor Vehicles	719,547	371,134	—	—	1,090,681
Office Equipment	45,738	—	—	—	45,738
Equipment and Tools	362,137	—	—	—	362,137
Office Renovation	1,131,903	—	—	24,870	1,156,773
Solar Asset Under Construction	353,385	10,003,180	—	474,912	10,831,477
Plant and Machinery & Solar Asset Plant	22,194,248	—	—	—	22,194,248
Forklift	45,800	—	—	—	45,800
Capital Work-in-progress	495,642	20,230	—	(499,782)	16,090
	25,696,837	10,408,457	(100,230)	(164)	36,004,900

	As of December 31, 2025 (Audited)	Depreciation charge during the year	Written off	Adjustment	As of June 30, 2026 (Unaudited)
Accumulated depreciation	RM	RM	RM	RM	RM
Computer and Software	214,061	29,737	(81,360)	(50)	162,388
Motor Vehicles	175,362	108,672	—	—	284,034
Office Equipment	36,885	1,867	—	—	38,752
Equipment and Tools	63,785	36,213	—	—	99,998
Office Renovation	321,624	113,603	—	—	435,227
Plant and Machinery & Solar Asset Plant	2,831,737	934,084	—	—	3,765,821
Forklift	41,080	4,046	—	—	45,126
	3,684,534	1,228,222	(81,360)	(50)	4,831,346

	As of December 31, 2024 (Audited)	Addition	Adjustments	As of December 31, 2025 (Audited)
At cost	RM	RM	RM	RM
Computer and Software	254,214	94,223	—	348,437
Motor Vehicles	369,547	350,000	—	719,547
Office Equipment	39,628	6,110	—	45,738
Equipment and Tools	59,389	302,748	—	362,137
Office Renovation	1,082,273	49,630	—	1,131,903
Solar Asset Under Construction	470,396	—	(117,011)	353,385
Plant and Machinery & Solar Asset Plant	25,486,353	—	(3,292,105)	22,194,248
Forklift	45,800	—	—	45,800
Capital Work-in-progress	171,720	323,922	—	495,642
	27,979,320	1,126,633	(3,409,116)	25,696,837

	As of December 31, 2024 (Audited)	Depreciation charge during the year	Written off	As of December 31, 2025 (Audited)
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	148,905	65,156	—	214,061
Motor Vehicles	49,741	125,621	—	175,362
Office Equipment	30,879	6,006	—	36,885
Equipment and Tools	22,248	41,537	—	63,785
Office Renovation	101,419	220,205	—	321,624
Plant and Machinery & Solar Asset Plant	1,010,144	1,821,593	—	2,831,737
Forklift	32,989	8,091	—	41,080
	1,396,325	2,288,209	—	3,684,534

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
Carrying amounts	RM	RM	Convenience Translation USD
Computer and Software	134,376	99,568	24,419
Motor Vehicles	544,185	806,647	197,829
Office Equipment	8,853	6,986	1,713
Equipment and Tools	298,352	262,139	64,289
Office Renovation	810,279	721,546	176,958
Solar Asset Under Construction	353,385	10,831,477	2,656,402
Plant and Machinery & Solar Asset Plant	19,362,511	18,428,427	4,519,541
Forklift	4,720	674	165
Capital Work-in-progress	495,642	16,090	3,946
	22,012,303	31,173,554	7,645,262

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	1,715,714	879,977	215,813
Depreciation expenses, class separately from cost of sale	572,495	348,245	85,406
Total depreciation expenses	2,288,209	1,228,222	301,219

During the financial period, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Purchase of plant and equipment	1,126,633	10,408,457	2,552,657
Financed by hire purchase arrangements	(300,300)	(334,000)	(81,913)
Cash payments on purchase of plant and equipment	826,333	10,074,457	2,470,744

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Motor vehicles	524,510	794,550	194,862